Parametric Commodity Strategy Fund

PARAMETRIC ABSOLUTE RETURN FUND
PARAMETRIC COMMODITY STRATEGY FUND

Supplement to Prospectus dated May 1, 2014

The following replaces “Fees and Expenses of the Fund” under “Fund Summaries - Parametric Commodity Strategy Fund”:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees of the Fund and Subsidiary	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	n/a
Other Expenses (of the Fund and Subsidiary)
Other Expenses of the Fund	0.34%	0.34%
Other Expenses of the Subsidiary	0.20%	0.20%
Total Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.39%	1.14%
Expense Reimbursement(1)	(0.44)%	(0.44)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.95%	0.70%

(1)

The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Investor Class shares and 0.70% for Institutional Class shares. This expense reimbursement will continue through April 30, 2015. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Shareholder Fees Parametric Commodity Strategy Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none

Annual Fund Operating Expenses Parametric Commodity Strategy Fund	Investor Class	Institutional Class
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses of the Fund	0.34%	0.34%
Other Expenses of the Subsidiary	0.20%	0.20%
Total Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.39%	1.14%
Expense Reimbursement	(0.44%)	(0.44%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.95%	0.70%

Expense Example Parametric Commodity Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	97	397	719	1,630
Institutional Class	72	319	585	1,347